Financial instruments - additional disclosures (Details 15) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Hypothetical increase decrease percentage in equity price sensitivity	15.00%
Hypothetical 15% increase [member]
Statement [line items]
Equity price sensitivity impact of the risk factors in the income statement	$ 90	$ 91
Equity price sensitivity impact of the risk factors in the equity	70	182
Hypothetical 15% decrease [member]
Statement [line items]
Equity price sensitivity impact of the risk factors in the income statement	(90)	(91)
Equity price sensitivity impact of the risk factors in the equity	$ (70)	$ (182)